Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net interest income	$ 1,432,580	$ 1,376,633	$ 1,435,345
Provision for loan losses	602,563	408,941	575,720
Non interest Income	810,569	531,212	625,426
Amortization of intangibles	9,883	10,072	9,654
Depreciation expense	48,162	46,736	46,446
Loss on early extinguishment of debt	3,388	25,196	8,693
Other operating expenses	1,231,153	1,198,028	1,154,006
Income tax expense	(251,327)	(26,403)	114,927
Net Income	599,327	245,275	151,325
Assets	35,749,333	36,507,535	37,348,432
Banco Popular De Puerto Rico [Member]
Segment Reporting Information [Line Items]
Net interest income	1,260,537	1,199,210	1,240,700
Provision for loan losses	616,883	356,496	487,238
Non interest Income	281,894	401,417	488,459
Amortization of intangibles	7,162	7,351	6,933
Depreciation expense	38,282	37,321	37,180
Loss on early extinguishment of debt	0	25,196	693
Other operating expenses	943,444	903,677	845,821
Income tax expense	(236,898)	(20,245)	119,819
Net Income	173,558	290,831	231,475
Assets	26,883,073	27,600,235	28,423,064
Banco Popular De Puerto Rico [Member] | Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	493,836	424,467	501,946
Provision for loan losses	180,228	149,597	356,905
Non interest Income	(41,362)	19,426	173,764
Amortization of intangibles	4	13	103
Depreciation expense	16,083	16,840	16,928
Loss on early extinguishment of debt	0	8,037	693
Other operating expenses	296,319	279,358	257,830
Income tax expense	(66,747)	(33,068)	38,332
Net Income	26,587	23,116	4,919
Assets	10,803,992	12,770,793	13,643,862
Banco Popular De Puerto Rico [Member] | Consumer And Retail Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	757,039	762,857	727,050
Provision for loan losses	436,655	206,899	130,333
Non interest Income	224,080	269,190	209,100
Amortization of intangibles	6,837	6,833	6,175
Depreciation expense	20,981	19,522	19,297
Loss on early extinguishment of debt	0	17,159	0
Other operating expenses	578,903	555,797	523,423
Income tax expense	(182,471)	(1,460)	67,678
Net Income	120,214	227,297	189,244
Assets	18,083,293	19,668,009	20,035,526
Banco Popular De Puerto Rico [Member] | Other Services [Member]
Segment Reporting Information [Line Items]
Net interest income	9,662	11,882	11,600
Provision for loan losses	0	0	0
Non interest Income	99,243	112,949	105,632
Amortization of intangibles	321	505	655
Depreciation expense	1,218	959	955
Loss on early extinguishment of debt	0	0	0
Other operating expenses	68,289	68,670	64,759
Income tax expense	12,320	14,281	13,707
Net Income	26,757	40,416	37,156
Assets	576,299	632,676	1,225,247
Banco Popular De Puerto Rico [Member] | Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	0	4	104
Provision for loan losses	0	0	0
Non interest Income	(67)	(148)	(37)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(67)	(148)	(191)
Income tax expense	0	2	102
Net Income	0	2	156
Assets	(2,580,511)	(5,471,243)	(6,481,571)
Banco Popular North America [Member]
Segment Reporting Information [Line Items]
Net interest income	280,271	281,686	295,602
Provision for loan losses	(14,718)	52,041	88,482
Non interest Income	55,808	56,864	74,896
Amortization of intangibles	2,721	2,721	2,721
Depreciation expense	9,237	8,157	7,665
Loss on early extinguishment of debt	0	0	0
Other operating expenses	219,493	225,893	237,967
Income tax expense	2,795	3,745	3,745
Net Income	116,551	45,993	29,918
Assets	8,724,784	8,651,790	8,581,209
Banco Popular North America [Member] | Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Other operating expenses	0	0	0
Income tax expense	0	0	0
Net Income	0	0	0
Assets	(1,044,862)	(1,094,351)	(1,126,734)
Banco Popular North America [Member] | Popular Community Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	277,235	278,228	294,224
Provision for loan losses	(17,541)	36,841	61,753
Non interest Income	55,389	53,749	69,269
Amortization of intangibles	2,721	2,721	2,721
Depreciation expense	9,237	8,157	7,665
Loss on early extinguishment of debt		0	0
Other operating expenses	217,053	223,069	229,998
Income tax expense	4,012	3,745	3,745
Net Income	117,142	57,444	57,611
Assets	9,453,934	9,378,779	9,289,507
Banco Popular North America [Member] | E Loan Inc [Member]
Segment Reporting Information [Line Items]
Net interest income	3,036	3,458	1,378
Provision for loan losses	2,823	15,200	26,729
Non interest Income	419	3,115	5,627
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Other operating expenses	2,440	2,824	7,969
Income tax expense	(1,217)	0	0
Net Income	(591)	(11,451)	(27,693)
Assets	315,712	367,362	418,436
Business Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	0	0	0
Income tax expense	0	0	0
Net Income	0	0	0
Assets	(24,609)	(31,792)	(26,447)
Reportable Segments Member
Segment Reporting Information [Line Items]
Net interest income	1,540,808	1,480,896	1,536,302
Provision for loan losses	602,165	408,537	575,720
Non interest Income	337,702	458,281	563,355
Amortization of intangibles	9,883	10,072	9,654
Depreciation expense	47,519	45,478	44,845
Loss on early extinguishment of debt	0	25,196	693
Other operating expenses	1,162,937	1,129,570	1,083,788
Income tax expense	(234,103)	(16,500)	123,564
Net Income	290,109	336,824	261,393
Assets	35,583,248	36,220,233	36,977,826
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(108,228)	(104,750)	(101,607)
Provision for loan losses	398	404	0
Non interest Income	475,663	76,156	64,642
Amortization of intangibles	0	0	0
Depreciation expense	643	1,258	1,601
Loss on early extinguishment of debt	3,388	0	8,000
Other operating expenses	70,997	71,579	73,415
Income tax expense	(17,082)	(9,945)	(9,145)
Net Income	309,091	(91,890)	(110,836)
Assets	5,495,498	5,308,327	5,348,638
Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	0	487	650
Provision for loan losses	0	0	0
Non interest Income	(2,796)	(3,225)	(2,571)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(2,781)	(3,121)	(3,197)
Income tax expense	(142)	42	508
Net Income	127	341	768
Assets	$ (5,329,413)	$ (5,021,025)	$ (4,978,032)